UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2012 (Unaudited)

DWS International Fund
	Shares	Value ($)
Common Stocks 95.0%
Australia 8.9%
Australia & New Zealand Banking Group Ltd.	321,000	6,545,208
BHP Billiton Ltd.	266,000	8,185,377
National Australia Bank Ltd.	1,335,501	29,289,049
Newcrest Mining Ltd.	369,223	8,947,203
Wesfarmers Ltd.	138,667	3,940,689
Westpac Banking Corp.	163,000	3,227,368

(Cost $75,395,616)		60,134,894
Finland 3.0%
Fortum Oyj (a)	1,038,000	18,901,738
Nokia Oyj (a)	550,000	1,457,652

(Cost $27,944,425)		20,359,390
France 11.7%
Aeroports de Paris (a)	69,000	5,017,317
Compagnie de Saint-Gobain	67,400	2,398,447
Dassault Systemes SA	496,000	45,273,964
Klepierre (REIT)	123,000	3,815,631
Renault SA	360,000	15,115,130
Schneider Electric SA	70,374	3,773,313
Unibail-Rodamco SE (REIT)	26,000	4,315,261

(Cost $77,067,155)		79,709,063
Germany 12.5%
Adidas AG	376,000	28,029,876
BASF SE	35,200	2,458,678
Continental AG	16,000	1,334,057
Deutsche Post AG (Registered)	1,700,000	28,041,848
Hannover Rueckversicherung AG (Registered)	125,000	6,685,864
Lanxess AG	137,600	9,137,976
SAP AG	158,372	9,087,857

(Cost $92,591,709)		84,776,156
Hong Kong 5.3%
BOC Hong Kong (Holdings) Ltd.	11,560,000	31,856,259
Galaxy Entertainment Group Ltd.*	1,380,000	3,392,210
Noble Group Ltd.	1,220,000	1,050,595

(Cost $38,635,302)		36,299,064
Israel 1.1%
Bezeq Israeli Telecommunication Corp., Ltd. (Cost $12,039,525)	6,100,000	7,678,051
Italy 3.8%
Snam SpA	5,790,000	23,391,561
UniCredit SpA*	880,000	2,727,645

(Cost $35,181,776)		26,119,206
Japan 22.5%
Bridgestone Corp.	125,000	2,659,758
Canon, Inc.	388,000	15,463,497
Central Japan Railway Co.	700	5,685,749
Chiyoda Corp. (a)	256,000	3,016,346
Fast Retailing Co., Ltd.	95,700	21,256,381
Honda Motor Co., Ltd.	332,272	10,564,996
INPEX Corp.	400	2,299,513
Kawasaki Kisen Kaisha Ltd.* (a)	1,470,000	2,697,038
Kyushu Electric Power Co., Inc.	276,000	3,350,375
Marubeni Corp.	232,000	1,476,030
Mitsubishi Corp.	83,724	1,629,560
Mitsubishi Electric Corp.	796,000	6,234,387
Mitsubishi Estate Co., Ltd.	684,000	10,561,756
Mitsubishi Heavy Industries Ltd.	370,000	1,489,951
Mitsui & Co., Ltd.	1,503,000	21,052,172
Mizuho Financial Group, Inc.	2,500,000	3,646,612
Nabtesco Corp.	337,000	7,511,970
Nidec Corp.	176,300	14,346,108
Nintendo Co., Ltd.	8,800	1,019,765
Nomura Holdings, Inc.	370,000	1,211,707
Resona Holdings, Inc.	1,323,000	4,956,311
Sony Corp.	184,000	2,432,569
Sumitomo Mitsui Financial Group, Inc.	189,000	5,487,882
Sumitomo Realty & Development Co., Ltd.	32,000	667,392
Terumo Corp.	31,000	1,110,206
Yamada Denki Co., Ltd.	17,000	850,799

(Cost $170,967,237)		152,678,830
Netherlands 5.2%
Corio NV (REIT)	159,000	6,622,050
ING Groep NV (CVA)*	1,410,779	8,247,569
Royal Dutch Shell PLC "B"	640,000	20,644,393

(Cost $42,786,039)		35,514,012
Norway 1.2%
DnB NOR ASA (a) (Cost $12,546,273)	864,000	7,848,466
Portugal 0.4%
Banco Comercial Portugues SA "R"* (a) (Cost $5,028,635)	21,900,000	2,766,969
Singapore 0.7%
Capitaland Ltd.	1,990,000	3,905,445
Wilmar International Ltd.	340,000	961,552

(Cost $5,389,075)		4,866,997
Sweden 5.6%
TeliaSonera AB (Cost $45,866,823)	6,214,000	38,075,413
Switzerland 3.2%
Nestle SA (Registered)	149,000	8,463,263
Schindler Holding AG	10,200	1,131,567
Zurich Financial Services AG*	60,000	12,332,566

(Cost $26,722,274)		21,927,396
United Kingdom 9.9%
Anglo American PLC	68,000	2,083,109
BHP Billiton PLC	39,000	1,022,472
BP PLC	372,000	2,261,166
Cairn Energy PLC*	550,000	2,428,871
Centrica PLC	5,370,000	25,732,094
GlaxoSmithKline PLC	962,000	21,352,413
Inmarsat PLC	1,318,000	8,745,497
Old Mutual PLC	1,709,448	3,755,572

(Cost $73,171,052)		67,381,194

Total Common Stocks (Cost $741,332,916)		646,135,101
Preferred Stock 0.2%
Germany
Volkswagen AG (a) (Cost $1,462,687)	7,700	1,231,801
Securities Lending Collateral 2.8%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $19,275,846)	19,275,846	19,275,846
Cash Equivalents 2.8%
Central Cash Management Fund, 0.14% (b) (Cost $18,935,912)	18,935,912	18,935,912

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $781,007,361) †	100.8	685,578,660
Other Assets and Liabilities, Net	(0.8)	(5,255,408)

Net Assets	100.0	680,323,252

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $781,242,337.  At May 31, 2012, net unrealized depreciation for all securities based on tax cost was $95,663,677.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,637,435 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $106,301,112.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2012 amounted to $16,979,610, which is 2.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust

At May 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	6/15/2012	545	35,675,700	(1,477,100)

Currency Abbreviation

USD	United States Dollar

At May 31, 2012 the DWS International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common & Preferred Stocks
Financials	160,472,582	24.8%
Industrials	106,552,398	16.4%
Consumer Discretionary	86,867,577	13.4%
Information Technology	72,302,735	11.2%
Utilities	71,375,768	11.0%
Telecommunication Services	54,498,961	8.4%
Materials	31,834,815	4.9%
Energy	27,633,943	4.3%
Health Care	22,462,619	3.5%
Consumer Staples	13,365,504	2.1%
Total	647,366,902	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common & Preferred Stocks
Australia	$—	$60,134,894	$—	$60,134,894
Finland	—	20,359,390	—	20,359,390
France	—	79,709,063	—	79,709,063
Germany	—	86,007,957	—	86,007,957
Hong Kong	—	36,299,064	—	36,299,064
Israel	—	7,678,051	—	7,678,051
Italy	—	26,119,206	—	26,119,206
Japan	—	152,678,830	—	152,678,830
Netherlands	—	35,514,012	—	35,514,012
Norway	—	7,848,466	—	7,848,466
Portugal	—	2,766,969	—	2,766,969
Singapore	—	4,866,997	—	4,866,997
Sweden	—	38,075,413	—	38,075,413
Switzerland	—	21,927,396	—	21,927,396
United Kingdom	—	67,381,194	—	67,381,194
Short-Term Investments(d)	38,211,758	—	—	38,211,758
Total	$38,211,758	$647,366,902	$—	$685,578,660
Liabilities
Derivatives(e)	$(1,477,100)	$—	$—	$(1,477,100)
Total	$(1,477,100)	$—	$—	$(1,477,100)

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized depreciation of the Fund's derivative instruments as of May 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(1,477,100)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 24, 2012